Note to Consolidated Statements of Cash flows - Summary of Reconciliation From Profit Before Income Tax To Cash Used In Operating Activities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation from profit before income tax to cash used in operating activities [Line Items]
Profit before income tax	¥ 23,400,178	¥ 17,909,505	¥ 19,433,841
Adjustments for
Depreciation of property and equipment	193,511	226,862	276,266
Depreciation of right-of-use assets	608,889	604,018	509,026
Amortization of intangible assets	22,234	31,831	31,967
Share of profits of associates and joint ventures	31,143	(14,837)	(72,807)
Net gains on sale of property and equipment, and intangible assets	6,681	184	83
Net unrealized losses/(gains) on financial assets at fair value through profit or loss	483,356	558,044	732,125
Non-cash employee benefits expense—share based payment	133,395	165,248	(55,443)
Asset impairment losses	1,100,882	7,168	134,516
Credit impairment losses	5,658,259	2,768,499	1,710,617
Finance cost classified as financing activities	1,808,050	3,137,737	1,844,209
Investment income classified as investing activities	(1,592,319)	(1,127,006)	(988,429)
Foreign exchange losses/(gains)	(206,753)	(192,337)	95,947
Change in operating assets and liabilities	31,647,506	24,074,916	23,651,918
Change in operating assets and liabilities, net of effects from purchase of controlled entity
Increase in loans to customers and accounts and other receivables	(101,160,641)	(68,897,073)	(34,684,983)
Increase in accounts and other payables	82,508,406	56,166,868	17,455,647
Net cash generated from / (used in) operating activities	¥ 12,995,271	¥ 11,344,711	¥ 6,422,582